Derivative Financial Instruments - Excluded from effectiveness testing (Details) - Foreign exchange contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives designated as hedging instruments
Derivative [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ 9,413	$ (1,615)
Foreign exchange contracts and other derivatives instruments
Derivative [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ (926)	$ 865